Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 29, 2012	Sep. 29, 2012	Oct. 01, 2011
Accounts receivable, allowance for doubtful accounts	$ 3	$ 3	$ 4
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	113,038,346	84,696,218	84,696,218
Common stock, shares outstanding	113,038,346	83,209,232	83,863,047
As previously reported
Common stock, shares outstanding		83,188,488